Income Taxes - Tax effects of temporary differences related to deferred taxes shown on balance sheets (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Allowance for loan losses	$ 1,050,004	$ 1,015,661
Deferred compensation	1,830,687	1,817,124
Net unrealized loss on available for sale securities	605,970
Other		29,497
Deferred tax assets, gross, total	3,486,661	2,862,282
Deferred tax liabilities
Net unrealized gain on available-for-sale securities		(407,145)
Depreciation	(390,787)	(434,043)
Federal Home Loan Bank stock dividends	(48,291)	(147,858)
Prepaid expenses	(65,504)	(56,374)
Mortgage servicing rights	(216,238)	(233,795)
Other	(27,052)
Deferred tax liabilities, gross, total	(747,872)	(1,279,215)
Net deferred tax asset	$ 2,738,789	$ 1,583,067